Portfolio of Investments
Columbia Income Builder Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 24.9%
	Shares	Value ($)
Convertible 4.5%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	2,298,516	61,393,361
Dividend Income 13.8%
Columbia Dividend Income Fund, Institutional 3 Class(a)	4,541,779	105,005,931
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,586,371	49,193,352
Columbia International Dividend Income Fund, Institutional 3 Class(a)	1,931,810	31,913,509
Total		186,112,792
Global Real Estate 2.4%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	2,752,716	32,206,781
U.S. Small Cap 4.2%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,608,235	56,159,566
Total Equity Funds (Cost $316,008,447)		335,872,500

Exchange-Traded Fixed Income Funds 2.0%

Multisector 2.0%
Columbia Diversified Fixed Income Allocation ETF(a)	1,250,000	26,775,000
Total Exchange-Traded Fixed Income Funds (Cost $24,980,250)		26,775,000

Fixed Income Funds 73.0%

Emerging Markets 7.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	8,684,070	96,393,174
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 5.1%
Columbia Floating Rate Fund, Institutional 3 Class(a)	2,032,873	68,548,486
High Yield 12.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	15,114,639	173,818,348
Investment Grade 47.9%
Columbia Corporate Income Fund, Institutional 3 Class(a)	16,536,027	186,526,386
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	7,950,458	82,287,236
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	13,127,798	134,691,208
Columbia Quality Income Fund, Institutional 3 Class(a)	10,306,806	233,449,168
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	654,608	7,960,028
Total		644,914,026
Total Fixed Income Funds (Cost $942,063,383)		983,674,034

Money Market Funds 0.1%

Columbia Government Money Market Fund, Institutional 3 Class, 0.011%(a),(b)	664,822	664,822
Total Money Market Funds (Cost $664,372)		664,822
Total Investments in Securities (Cost: $1,283,716,452)		1,346,986,356
Other Assets & Liabilities, Net		(176,987)
Net Assets		1,346,809,369
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	61,417,030	12,584,791	(18,177,685)	5,569,225	61,393,361	1,923,015	5,410,736	1,181,909	2,298,516
Columbia Corporate Income Fund, Institutional 3 Class
	169,736,956	19,859,275	(8,355,528)	5,285,683	186,526,386	—	(784,010)	3,521,578	16,536,027
Columbia Income Builder Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Income Builder Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Diversified Fixed Income Allocation ETF
	26,387,500	—	—	387,500	26,775,000	—	—	545,413	1,250,000
Columbia Dividend Income Fund, Institutional 3 Class
	92,735,719	37,198,492	(23,506,285)	(1,421,995)	105,005,931	—	403,576	1,763,151	4,541,779
Columbia Dividend Opportunity Fund, Institutional 3 Class
	56,017,065	4,006,440	(4,248,468)	(6,581,685)	49,193,352	—	(660,047)	1,526,573	1,586,371
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	97,819,793	3,555,859	(1,660,064)	(3,322,414)	96,393,174	—	(160,012)	2,373,841	8,684,070
Columbia Floating Rate Fund, Institutional 3 Class
	57,544,642	15,578,898	(1,419,970)	(3,155,084)	68,548,486	—	(134,211)	1,620,008	2,032,873
Columbia Government Money Market Fund, Institutional 3 Class, 0.011%
	663,548	1,273	—	1	664,822	—	—	1,273	664,822
Columbia High Yield Bond Fund, Institutional 3 Class
	142,931,587	35,993,611	(3,409,488)	(1,697,362)	173,818,348	—	(259,775)	6,144,751	15,114,639
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	18,121,364	259,117	(17,613,596)	(766,885)	—	—	671,136	140,969	—
Columbia International Dividend Income Fund, Institutional 3 Class
	30,178,068	7,872,947	(2,131,131)	(4,006,375)	31,913,509	—	(192,373)	636,651	1,931,810
Columbia Limited Duration Credit Fund, Institutional 3 Class
	154,975,502	2,518,220	(75,525,710)	319,224	82,287,236	—	973,859	1,632,108	7,950,458
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	139,081,435	26,086,153	(32,685,234)	2,208,854	134,691,208	—	(1,649,933)	4,194,711	13,127,798
Columbia Quality Income Fund, Institutional 3 Class
	286,683,120	34,877,622	(90,330,862)	2,219,288	233,449,168	—	(1,630,106)	5,081,570	10,306,806
Columbia Real Estate Equity Fund, Institutional 3 Class
	28,027,977	9,194,522	(542,772)	(4,472,946)	32,206,781	542,999	(114,186)	526,100	2,752,716
Columbia Small Cap Value Fund I, Institutional 3 Class
	43,865,899	12,569,219	(1,372,526)	1,096,974	56,159,566	47,976	(408,207)	100,450	1,608,235
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	7,614,790	152,818	(105,146)	297,566	7,960,028	—	2,001	93,744	654,608
Total	1,413,801,995			(8,040,431)	1,346,986,356	2,513,990	1,468,448	31,084,800

(b)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Income Builder Fund | Quarterly Report 2020

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3QT163_01_K01_(12/20)